Summary of Significant Accounting Policies (Details Narrative) (10K) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 30, 2016	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents		$ 4,341	$ 62,560	$ 95,068	$ 124,535	$ 5,403
Impairment charge	$ 236,000
Intangible asset estimated useful life				3 years
Intangible asset amortization cost				$ 5,000	5,000
Impairment loss related to investment			$ (2,250,000)	$ (2,250,000)	(254,433)
Income tax likehood percentage description				Likelihood of greater than 50%
Advertising expenses				$ 11,000	$ 15,000
Minimum [Member]
Property and equipment depreciated over period				3 years
Maximum [Member]
Property and equipment depreciated over period				5 years